Accrued Expenses and other Current Liabilities (Details) - Schedule of other tax payables - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of other tax payables [Abstract]
Value added tax payable	$ 664,890	$ 740,894
Local taxes payable	20,040	36,916
Other tax payable	$ 684,930	$ 777,810